Subsidiary Preferred Shares - Schedule of Subsidiary Preferred Shares, Minimum Liquidation Preference (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Minimum liquidation preference [Line Items]
Total minimum liquidation preference	$ 8,621	$ 8,621
Entrega
Minimum liquidation preference [Line Items]
Total minimum liquidation preference	2,216	2,216
Follica
Minimum liquidation preference [Line Items]
Total minimum liquidation preference	$ 6,405	$ 6,405